Prepayments and Other Assets, Net (Details) - Schedule of Prepayments and Other Assets, Net ¥ in Thousands, $ in Thousands		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Prepayments and Other Assets, Net [Abstract]
Loans receivable, net	[1]	¥ 8,877		¥ 25,988
Security deposits with real estate developers, net	[2]	19,345		66,978
Rental and other deposits, net	[3]	3,836		5,672
Other receivables		94,667		93,358
Prepayments and other assets, net		126,725		191,996
Current Portion		126,725	$ 17,847	191,996
Total prepayments and other assets, net		¥ 126,725		¥ 191,996

[1]	Loans receivable, net
[2]	Security deposits with real estate developers, net
[3]	Rental and other deposits, net